[Letterhead of Sutherland, Asbill & Brennan LLP]

                               December 16, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:   GE Investments Funds, Inc. (File No. 2-91369)

Dear Commissioner:

        I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated December 12, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

        If you have any questions regarding this certification, please call the undersigned at (202) 383-0606 or Lloyd F. Bernard at (202) 383-0261.

                                Sincerely,


                                /s/ David S. Goldstein
                               -------------------------------
                                    David S. Goldstein

cc:  Matthew J. Simpson
     Kathleen A. Leo
     Lloyd F. Bernard